Schedule of Investments (unaudited) March 31, 2019	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 1.2%

Chemicals — 0.3%
Element Solutions, Inc.(a)	9,113	$92,041

Containers & Packaging — 0.2%
Crown Holdings, Inc.(a)	916	49,986

Equity Real Estate Investment Trusts (REITs) — 0.1%
Gaming and Leisure Properties, Inc.	880	33,942

Hotels, Restaurants & Leisure — 0.4%
Star Group, Inc. (The)(a)	6,142	107,365

Media — 0.1%
Altice USA, Inc., Class A	1,650	35,442

Metals & Mining — 0.1%
Constellium NV, Class A(a)	5,016	40,028

Textiles, Apparel & Luxury Goods — 0.0%
Levi Strauss & Co., Class A(a)	10	235

Total Common Stocks — 1.2% (Cost: $431,642)		359,039

	Par (000)

Corporate Bonds — 84.3%

Aerospace & Defense — 4.2%
Arconic, Inc.:
5.40%, 04/15/21	USD 2	2,063
5.13%, 10/01/24	118	120,812
BBA US Holdings, Inc., 5.38%, 05/01/26(b)	27	27,810
Bombardier, Inc.(b):
8.75%, 12/01/21	39	43,095
5.75%, 03/15/22	24	24,570
6.13%, 01/15/23	42	42,577
7.50%, 12/01/24	154	159,968
7.50%, 03/15/25	44	45,265
7.88%, 04/15/27	125	128,944
BWX Technologies, Inc., 5.38%, 07/15/26(b)	64	64,960
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(b)	31	32,666
Pioneer Holdings LLC, 9.00%, 11/01/22(b)	16	16,276
TransDigm, Inc.:
6.50%, 05/15/25	15	15,226
6.25%, 03/15/26(b)	533	555,120

		1,279,352

Security	Par (000)	Value

Air Freight & Logistics — 0.0%
XPO Logistics, Inc., 6.75%, 08/15/24(b)	USD 2	$2,040

Auto Components — 1.2%
Allison Transmission, Inc., 5.88%, 06/01/29(b)	21	21,237
Icahn Enterprises LP:
6.75%, 02/01/24	45	46,912
6.38%, 12/15/25	21	21,499
Lear Corp., Escrow(a)(c)(d):
8.50%, 12/01/13	150	—
5.75%, 08/01/14	100	—
Panther BF Aggregator 2 LP(b):
6.25%, 05/15/26	121	123,420
8.50%, 05/15/27	144	144,360

		357,428

Automobiles — 0.1%
Tesla, Inc., 5.30%, 08/15/25(b)	37	32,005

Banks — 0.5%
Banco Espirito Santo SA, 4.75%, 01/15/18(a)(c)	EUR 100	32,250
CIT Group, Inc.:
5.00%, 08/01/23	USD 54	56,633
5.25%, 03/07/25	24	25,537
6.13%, 03/09/28	24	26,700

		141,120
Building Products — 0.7%(b)
CPG Merger Sub LLC, 8.00%, 10/01/21	52	51,740
JELD-WEN, Inc., 4.63%, 12/15/25	14	13,300
Masonite International Corp., 5.75%, 09/15/26	15	15,300
PGT Escrow Issuer, Inc., 6.75%, 08/01/26	10	10,375
Standard Industries, Inc.:
5.38%, 11/15/24	39	39,975
6.00%, 10/15/25	57	59,684
5.00%, 02/15/27	6	5,807
USG Corp., 4.88%, 06/01/27	18	18,191

		214,372

Capital Markets — 0.2%
Arrow Bidco LLC, 9.50%, 03/15/24(b)	18	17,842
Eagle Holding Co. II LLC, 7.63% (7.63% Cash or 8.38% PIK), 05/15/22(b)(e)	21	21,184
FS Energy & Power Fund, 7.50%, 08/15/23(b)	7	7,179
Lehman Brothers Holdings Capital Trust Escrow Bonds(a)(c):
9.00%, 03/01/15	30	570
0.00%, 05/17/49	110	2,090
Lions Gate Capital Holdings LLC(b):
6.38%, 02/01/24	3	3,046
5.88%, 11/01/24	18	18,518

		70,429

1

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals — 1.6%
Blue Cube Spinco LLC:
9.75%, 10/15/23	USD 44	$48,950
10.00%, 10/15/25	62	70,931
Chemours Co. (The):
6.63%, 05/15/23	5	5,169
5.38%, 05/15/27	30	29,803
Element Solutions, Inc., 5.88%, 12/01/25(b)	132	132,475
Gates Global LLC, 6.00%, 07/15/22(b)	30	30,117
GCB MPM Escrow LLC, 8.88%, 10/15/20(a)(c)(d)	82	–
GCP Applied Technologies, Inc., 5.50%, 04/15/26(b)	26	26,455
Momentive Performance Materials, Inc., 3.88%, 10/24/21	28	30,170
NOVA Chemicals Corp., 4.88%, 06/01/24(b)	19	18,668
Olin Corp., 5.13%, 09/15/27	30	30,338
PQ Corp., 5.75%, 12/15/25(b)	51	49,661

		472,737

Commercial Services & Supplies — 2.3%
ADT Security Corp. (The):
3.50%, 07/15/22	37	35,659
4.13%, 06/15/23	28	27,006
4.88%, 07/15/32(b)	25	20,250
Advanced Disposal Services, Inc., 5.63%, 11/15/24(b)	14	14,280
APX Group, Inc.:
8.75%, 12/01/20	34	33,490
7.88%, 12/01/22	25	25,060
Aramark Services, Inc.(b):
5.00%, 04/01/25	13	13,312
5.00%, 02/01/28	67	66,724
GFL Environmental, Inc., 5.38%, 03/01/23(b)	13	12,285
Harland Clarke Holdings Corp., 8.38%, 08/15/22(b)	14	12,624
Hulk Finance Corp., 7.00%, 06/01/26(b)	12	11,370
KAR Auction Services, Inc., 5.13%, 06/01/25(b)	20	19,775
Matthews International Corp., 5.25%, 12/01/25(b)	2	1,920
Mobile Mini, Inc., 5.88%, 07/01/24	50	50,875
Nielsen Co. Luxembourg SARL (The), 5.00%, 02/01/25(b)	4	3,845
Nielsen Finance LLC, 5.00%, 04/15/22(b)	70	69,125
Prime Security Services Borrower LLC(b):
9.25%, 05/15/23	47	49,350
5.25%, 04/15/24	49	49,000
5.75%, 04/15/26	55	55,011
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(b)	20	20,400

Security	Par (000)	Value

Commercial Services & Supplies (continued)
Star Merger Sub, Inc., 6.88%, 08/15/26(b)	USD 46	$47,035
Tervita Escrow Corp., 7.63%, 12/01/21(b)	32	31,760
Waste Pro USA, Inc., 5.50%, 02/15/26(b)	12	11,550

		681,706

Communications Equipment — 1.1%
CommScope Finance LLC(b):
5.50%, 03/01/24	88	90,006
6.00%, 03/01/26	66	68,268
8.25%, 03/01/27	22	22,825
CommScope Technologies LLC, 5.00%, 03/15/27(b)	40	35,467
Nokia OYJ, 6.63%, 05/15/39	60	64,050
ViaSat, Inc., 5.63%, 04/15/27(b)	50	50,881

		331,497

Construction & Engineering — 0.1%(b)
Brand Industrial Services, Inc., 8.50%, 07/15/25	16	14,360
New Enterprise Stone & Lime Co., Inc.:
10.13%, 04/01/22	17	17,213
6.25%, 03/15/26	7	6,808

		38,381

Consumer Finance — 1.8%
Ally Financial, Inc.:
5.13%, 09/30/24	40	42,050
8.00%, 11/01/31	202	250,732
Credit Acceptance Corp., 6.63%, 03/15/26(b)	15	15,249
Navient Corp.:
6.63%, 07/26/21	26	27,170
6.50%, 06/15/22	6	6,253
5.50%, 01/25/23	37	37,046
7.25%, 09/25/23	17	17,956
5.88%, 10/25/24	7	6,773
6.75%, 06/25/25	13	12,890
6.75%, 06/15/26	12	11,490
5.63%, 08/01/33	24	18,360
Springleaf Finance Corp.:
5.63%, 03/15/23	4	4,055
6.13%, 03/15/24	33	33,742
6.88%, 03/15/25	38	39,188
7.13%, 03/15/26	18	18,326

		541,280

Containers & Packaging — 2.7%
Ardagh Packaging Finance plc(b):
4.63%, 05/15/23	200	201,250
7.25%, 05/15/24	200	210,690
BWAY Holding Co., 5.50%, 04/15/24(b)	141	139,985
Crown Americas LLC:
4.75%, 02/01/26	61	61,293
4.25%, 09/30/26	52	50,245
Greif, Inc., 6.50%, 03/01/27(b)	7	7,157
Intertape Polymer Group, Inc., 7.00%, 10/15/26(b)	15	15,375
OI European Group BV, 4.00%, 03/15/23(b)	19	18,644

2

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Containers & Packaging (continued)
Reynolds Group Issuer, Inc.(b):
5.13%, 07/15/23	USD 12	$12,195
7.00%, 07/15/24	95	97,862
Sealed Air Corp., 6.88%, 07/15/33(b)	9	9,720

		824,416

Distributors — 0.3%(b)
American Builders & Contractors Supply Co., Inc.:
5.75%, 12/15/23	2	2,052
5.88%, 05/15/26	40	40,550
Core & Main LP, 6.13%, 08/15/25	52	50,846

		93,448

Diversified Consumer Services — 0.4%(b)
frontdoor, Inc., 6.75%, 08/15/26	41	41,922
Graham Holdings Co., 5.75%, 06/01/26	18	18,900
Laureate Education, Inc., 8.25%, 05/01/25	11	11,935
ServiceMaster Co. LLC (The), 5.13%, 11/15/24	53	53,199

		125,956

Diversified Financial Services — 1.2%(b)
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26	EUR 100	112,870
6.25%, 05/15/26	USD 50	50,687
8.25%, 11/15/26	50	49,063
Tempo Acquisition LLC, 6.75%, 06/01/25	38	38,285
Verscend Escrow Corp., 9.75%, 08/15/26	102	101,745

		352,650

Diversified Telecommunication Services — 5.8%
Altice France SA, 8.13%, 02/01/27(b)	248	250,790
CCO Holdings LLC(b):
4.00%, 03/01/23	29	28,972
5.75%, 02/15/26	19	19,879
5.13%, 05/01/27	216	217,350
5.00%, 02/01/28	83	81,851
CenturyLink, Inc.:
Series S, 6.45%, 06/15/21	40	41,650
Series W, 6.75%, 12/01/23	10	10,438
Series Y, 7.50%, 04/01/24	60	63,450
5.63%, 04/01/25	8	7,740
Series P, 7.60%, 09/15/39	2	1,755
Series U, 7.65%, 03/15/42	43	37,732
Cincinnati Bell, Inc.(b):
7.00%, 07/15/24	37	34,061
8.00%, 10/15/25	15	13,688
Embarq Corp., 8.00%, 06/01/36	42	40,897
Frontier Communications Corp.:
10.50%, 09/15/22	17	12,962
11.00%, 09/15/25	137	90,163
8.00%, 04/01/27(b)	103	106,348

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
Intelsat Jackson Holdings SA:
5.50%, 08/01/23	USD 60	$53,250
8.50%, 10/15/24(b)	60	58,350
9.75%, 07/15/25(b)	128	129,958
Level 3 Financing, Inc.:
5.63%, 02/01/23	2	2,022
5.13%, 05/01/23	13	13,114
5.38%, 05/01/25	6	6,074
5.25%, 03/15/26	74	73,815
Level 3 Parent LLC, 5.75%, 12/01/22	40	40,412
Qualitytech LP, 4.75%, 11/15/25(b)	16	15,480
Qwest Corp., 6.75%, 12/01/21	10	10,641
Telecom Italia Capital SA:
6.38%, 11/15/33	36	34,740
6.00%, 09/30/34	45	41,625
Telesat Canada, 8.88%, 11/15/24(b)	12	12,930
Virgin Media Finance plc, 5.75%, 01/15/25(b)	200	203,250

		1,755,387

Electric Utilities — 0.3%(b)
NextEra Energy Operating Partners LP:
4.25%, 09/15/24	14	13,895
4.50%, 09/15/27	13	12,675
Vistra Operations Co. LLC:
5.50%, 09/01/26	6	6,240
5.63%, 02/15/27	49	50,960

		83,770

Electrical Equipment — 0.3%(b)
Sensata Technologies BV:
5.63%, 11/01/24	7	7,455
5.00%, 10/01/25	40	41,000
Vertiv Group Corp., 9.25%, 10/15/24	53	52,735

		101,190

Electronic Equipment, Instruments & Components — 0.3%
CDW LLC:
5.50%, 12/01/24	40	42,050
5.00%, 09/01/25	53	54,325

		96,375

Energy Equipment & Services — 2.5%
Apergy Corp., 6.38%, 05/01/26	10	10,125
Archrock Partners LP, 6.88%, 04/01/27(b)	12	12,236
CSI Compressco LP, 7.50%, 04/01/25(b)	30	28,650
Diamond Offshore Drilling, Inc.:
7.88%, 08/15/25	12	11,580
5.70%, 10/15/39	4	2,690
4.88%, 11/01/43	24	15,180
Ensco Jersey Finance Ltd., 3.00%, 01/31/24(f)	23	17,740
Ensco plc:
4.70%, 03/15/21	2	1,900
4.50%, 10/01/24	8	6,090
5.20%, 03/15/25	19	14,731

3

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Energy Equipment & Services (continued)
7.75%, 02/01/26	USD 25	$21,094
5.75%, 10/01/44	14	8,995
Nabors Industries, Inc.:
4.63%, 09/15/21	27	26,662
5.50%, 01/15/23	5	4,773
5.75%, 02/01/25	15	13,443
Noble Holding International Ltd.:
7.88%, 02/01/26(b)	80	74,200
5.25%, 03/15/42	12	7,200
Oceaneering International, Inc., 4.65%, 11/15/24	6	5,535
Pacific Drilling First Lien Escrow Issuer Ltd., 8.38%, 10/01/23(b)	71	72,078
Pioneer Energy Services Corp., 6.13%, 03/15/22	28	17,360
Precision Drilling Corp.:
5.25%, 11/15/24	2	1,870
7.13%, 01/15/26(b)	18	17,848
Rowan Cos., Inc., 4.88%, 06/01/22	37	34,456
SESI LLC:
7.13%, 12/15/21	15	13,444
7.75%, 09/15/24	14	11,585
Transocean Pontus Ltd., 6.13%, 08/01/25(b)	23	22,964
Transocean Poseidon Ltd., 6.88%, 02/01/27(b)	41	42,640
Transocean, Inc.:
6.50%, 11/15/20	3	3,097
9.00%, 07/15/23(b)	63	67,174
7.25%, 11/01/25(b)	35	34,650
7.50%, 01/15/26(b)	20	19,750
USA Compression Partners LP:
6.88%, 04/01/26	42	43,103
6.88%, 09/01/27(b)	29	29,471
Vantage Drilling International, 9.25%, 11/15/23(b)	12	12,330
Weatherford International Ltd.:
5.13%, 09/15/20	20	17,600
6.50%, 08/01/36	14	7,910
5.95%, 04/15/42	11	6,157

		758,311

Entertainment — 0.7%
Ascend Learning LLC:
6.88%, 08/01/25(b)	53	52,639
Live Nation Entertainment, Inc., 4.88%, 11/01/24(b)	3	3,019
Netflix, Inc.:
5.50%, 02/15/22	42	44,047
4.38%, 11/15/26	11	10,794
5.88%, 11/15/28(b)	71	74,994
WMG Acquisition Corp., 5.50%, 04/15/26(b)	12	12,315

		197,808

Equity Real Estate Investment Trusts (REITs) — 2.4%
CyrusOne LP, 5.38%, 03/15/27	14	14,486
Equinix, Inc.:
5.88%, 01/15/26	76	80,062
5.38%, 05/15/27	19	19,956

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
ESH Hospitality, Inc., 5.25%, 05/01/25(b)	USD 18	$17,880
GEO Group, Inc. (The), 5.88%, 10/15/24	11	9,625
GLP Capital LP:
5.38%, 11/01/23	6	6,316
5.25%, 06/01/25	13	13,618
5.38%, 04/15/26	21	21,943
Iron Mountain, Inc., 4.88%, 09/15/27(b)	27	25,920
iStar, Inc.:
4.63%, 09/15/20	4	4,045
6.00%, 04/01/22	3	3,011
5.25%, 09/15/22	11	10,794
MGM Growth Properties Operating Partnership LP:
5.63%, 05/01/24	79	82,160
4.50%, 09/01/26	70	68,075
5.75%, 02/01/27(b)	24	24,840
4.50%, 01/15/28	34	31,960
MPT Operating Partnership LP, 5.00%, 10/15/27	96	97,680
SBA Communications Corp.:
4.00%, 10/01/22	44	44,158
4.88%, 09/01/24	130	131,339
VICI Properties 1 LLC, 8.00%, 10/15/23	17	19,054

		726,922

Food & Staples Retailing — 0.1%
Albertsons Cos. LLC:
5.75%, 03/15/25	22	20,872
7.50%, 03/15/26(b)	12	12,345

		33,217

Food Products — 1.0%(b)
Chobani LLC, 7.50%, 04/15/25	15	13,444
JBS USA LUX SA:
5.88%, 07/15/24	29	29,797
5.75%, 06/15/25	86	88,222
6.75%, 02/15/28	70	72,427
Post Holdings, Inc.:
5.50%, 03/01/25	33	33,371
5.75%, 03/01/27	26	26,098
5.63%, 01/15/28	8	7,940
Simmons Foods, Inc., 7.75%, 01/15/24	17	18,105

		289,404

Gas Utilities — 0.1%
Superior Plus LP, 7.00%, 07/15/26(b)	31	31,504

Health Care Equipment & Supplies — 1.9%
Avantor, Inc.(b):
6.00%, 10/01/24	178	184,675
9.00%, 10/01/25	83	89,951
Hologic, Inc.(b):
4.38%, 10/15/25	18	17,906
4.63%, 02/01/28	10	9,825

4

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Equipment & Supplies (continued)
Immucor, Inc., 11.13%, 02/15/22(b)	USD 8	$8,120
Mallinckrodt International Finance SA(b):
4.88%, 04/15/20	9	8,955
5.75%, 08/01/22	21	19,530
Ortho-Clinical Diagnostics, Inc., 6.63%, 05/15/22(b)	175	166,075
Sotera Health Holdings LLC, 6.50%, 05/15/23(b)	41	41,308
Teleflex, Inc.:
4.88%, 06/01/26	25	25,469
4.63%, 11/15/27	14	13,886

		585,700

Health Care Providers & Services — 5.5%
Acadia Healthcare Co., Inc.:
5.13%, 07/01/22	21	21,052
5.63%, 02/15/23	14	14,088
6.50%, 03/01/24	16	16,400
AHP Health Partners, Inc., 9.75%, 07/15/26(b)	14	15,085
Centene Corp., 5.38%, 06/01/26(b)	189	197,269
Community Health Systems, Inc.(b):
8.63%, 01/15/24	54	54,067
8.00%, 03/15/26	35	33,600
DaVita, Inc., 5.00%, 05/01/25	28	26,831
HCA, Inc.:
5.38%, 02/01/25	74	78,440
5.38%, 09/01/26	36	37,935
5.63%, 09/01/28	94	99,405
5.88%, 02/01/29	88	94,816
5.50%, 06/15/47	61	64,852
MEDNAX, Inc.(b):
5.25%, 12/01/23	15	15,187
6.25%, 01/15/27	56	56,560
Molina Healthcare, Inc.:
5.38%, 11/15/22	20	20,762
4.88%, 06/15/25(b)	13	12,854
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(b)	55	54,862
NVA Holdings, Inc., 6.88%, 04/01/26(b)	14	13,843
Polaris Intermediate Corp., 8.50% (8.50% Cash or 9.25% PIK), 12/01/22(b)(e)	89	87,799
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 05/01/23(b)	77	81,909
Surgery Center Holdings, Inc.(b):
8.88%, 04/15/21	34	35,608
6.75%, 07/01/25	42	38,010
10.00%, 04/15/27	18	18,270
Team Health Holdings, Inc., 6.38%, 02/01/25(b)	41	33,364
Tenet Healthcare Corp.:
6.00%, 10/01/20	27	27,979
8.13%, 04/01/22	60	64,551
4.63%, 07/15/24	111	111,172
6.25%, 02/01/27(b)	112	116,261
Vizient, Inc., 10.38%, 03/01/24(b)	30	32,604
WellCare Health Plans, Inc.:
5.25%, 04/01/25	44	45,540
5.38%, 08/15/26(b)	45	47,081

		1,668,056

Security	Par (000)	Value

Hotels, Restaurants & Leisure — 4.6%
Boyd Gaming Corp., 6.00%, 08/15/26	USD 11	$11,275
Boyne USA, Inc., 7.25%, 05/01/25(b)	13	13,910
Caesars Resort Collection LLC, 5.25%, 10/15/25(b)	27	26,004
Churchill Downs, Inc.(b):
5.50%, 04/01/27	53	53,742
4.75%, 01/15/28	31	29,489
Eldorado Resorts, Inc.:
6.00%, 04/01/25	8	8,100
6.00%, 09/15/26	12	12,180
Golden Nugget, Inc., 6.75%, 10/15/24(b)	78	78,390
Hilton Domestic Operating Co., Inc.:
4.25%, 09/01/24	12	11,977
5.13%, 05/01/26(b)	97	98,629
Hilton Worldwide Finance LLC:
4.63%, 04/01/25	2	2,020
4.88%, 04/01/27	20	20,225
IRB Holding Corp., 6.75%, 02/15/26(b)	3	2,820
KFC Holding Co.(b):
5.00%, 06/01/24	10	10,200
5.25%, 06/01/26	32	32,300
4.75%, 06/01/27	2	1,965
Marriott Ownership Resorts, Inc., 6.50%, 09/15/26(b)	2	2,095
MGM Resorts International:
6.63%, 12/15/21	95	101,531
7.75%, 03/15/22	30	33,075
4.63%, 09/01/26	2	1,945
5.50%, 04/15/27	16	16,170
New Red Finance, Inc.(b):
4.25%, 05/15/24	63	62,370
5.00%, 10/15/25	220	217,316
Sabre GLBL, Inc.(b):
5.38%, 04/15/23	11	11,274
5.25%, 11/15/23	19	19,380
Scientific Games International, Inc.:
10.00%, 12/01/22	23	24,170
5.00%, 10/15/25(b)	124	121,520
8.25%, 03/15/26(b)	77	78,590
Six Flags Entertainment Corp.(b):
4.88%, 07/31/24	103	101,776
5.50%, 04/15/27	48	47,463
Station Casinos LLC, 5.00%, 10/01/25(b)	7	6,860
Viking Cruises Ltd.(b):
6.25%, 05/15/25	21	21,315
5.88%, 09/15/27	95	92,435
Wyndham Destinations, Inc., 5.75%, 04/01/27	8	7,935
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(b)	12	12,180
Yum! Brands, Inc.:
3.88%, 11/01/23	2	1,990
5.35%, 11/01/43	2	1,730

		1,396,346

5

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Durables — 0.6%
Lennar Corp.:
6.63%, 05/01/20	USD 6	$6,180
5.25%, 06/01/26	14	14,402
4.75%, 11/29/27	40	40,019
Mattamy Group Corp.(b):
6.88%, 12/15/23	18	18,360
6.50%, 10/01/25	4	3,926
MDC Holdings, Inc., 6.00%, 01/15/43	10	8,550
Meritage Homes Corp., 5.13%, 06/06/27	9	8,728
PulteGroup, Inc.:
6.38%, 05/15/33	22	21,917
6.00%, 02/15/35	6	5,753
Tempur Sealy International, Inc., 5.50%, 06/15/26	6	6,004
TRI Pointe Group, Inc., 4.88%, 07/01/21	13	13,016
Williams Scotsman International, Inc.(b):
7.88%, 12/15/22	13	13,390
6.88%, 08/15/23	16	16,000

		176,245

Household Products — 0.1%
Energizer Holdings, Inc.(b):
6.38%, 07/15/26	6	6,150
7.75%, 01/15/27	28	29,820

		35,970

Independent Power and Renewable Electricity Producers — 1.9%
AES Corp.:
4.88%, 05/15/23	4	4,055
6.00%, 05/15/26	20	21,200
5.13%, 09/01/27	45	46,808
Calpine Corp.:
5.38%, 01/15/23	82	82,102
5.88%, 01/15/24(b)	31	31,775
5.50%, 02/01/24	6	5,963
5.75%, 01/15/25	33	32,835
5.25%, 06/01/26(b)	78	77,610
Clearway Energy Operating LLC:
5.38%, 08/15/24	38	37,905
5.75%, 10/15/25(b)	25	25,094
NRG Energy, Inc.:
6.63%, 01/15/27	127	136,684
5.75%, 01/15/28	28	29,680
Pattern Energy Group, Inc., 5.88%, 02/01/24(b)	24	24,420
Talen Energy Supply LLC:
6.50%, 06/01/25	4	3,520
10.50%, 01/15/26(b)	4	4,170
Vistra Energy Corp., 7.63%, 11/01/24	9	9,517

		573,338

Insurance — 0.8%(b)
Acrisure LLC, 8.13%, 02/15/24	10	10,362
Alliant Holdings Intermediate LLC, 8.25%, 08/01/23	129	132,225
AmWINS Group, Inc., 7.75%, 07/01/26	14	13,965

Security	Par (000)	Value

Insurance (continued)
HUB International Ltd., 7.00%, 05/01/26	USD 80	$79,200
USI, Inc., 6.88%, 05/01/25	10	9,712

		245,464

Interactive Media & Services — 0.1%(b)
Match Group, Inc., 5.63%, 02/15/29	18	18,225
Rackspace Hosting, Inc., 8.63%, 11/15/24	15	13,363

		31,588

Internet & Direct Marketing Retail — 0.1%
Uber Technologies, Inc., 7.50%, 11/01/23(b)	28	29,190

IT Services — 1.6%
Alliance Data Systems Corp.(b):
5.88%, 11/01/21	27	27,607
5.38%, 08/01/22	24	24,270
Banff Merger Sub, Inc., 9.75%, 09/01/26(b)	159	154,230
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(b)	33	32,918
Gartner, Inc., 5.13%, 04/01/25(b)	22	22,235
WEX, Inc., 4.75%, 02/01/23(b)	16	15,960
Zayo Group LLC:
6.00%, 04/01/23	53	53,662
6.38%, 05/15/25	25	25,125
5.75%, 01/15/27(b)	117	116,743

		472,750

Leisure Products — 0.2%
Mattel, Inc., 6.75%, 12/31/25(b)	64	62,960

Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc., 5.50%, 04/01/26(b)	36	37,350

Machinery — 1.8%(b)
Colfax Corp.:
6.00%, 02/15/24	43	44,774
6.38%, 02/15/26	23	24,480
Grinding Media, Inc., 7.38%, 12/15/23	22	21,120
Manitowoc Co., Inc. (The), 9.00%, 04/01/26	12	12,150
Mueller Water Products, Inc., 5.50%, 06/15/26	38	38,570
Navistar International Corp., 6.63%, 11/01/25	33	33,536
Novelis Corp.:
6.25%, 08/15/24	100	102,250
5.88%, 09/30/26	47	46,824
RBS Global, Inc., 4.88%, 12/15/25	74	73,075
SPX FLOW, Inc., 5.63%, 08/15/24	22	22,110

6

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Stevens Holding Co., Inc., 6.13%, 10/01/26	USD 12	$12,360
Terex Corp., 5.63%, 02/01/25	42	41,790
Titan Acquisition Ltd., 7.75%, 04/15/26	55	47,437
Wabash National Corp., 5.50%, 10/01/25	23	21,448

		541,924

Media — 6.6%
Altice Luxembourg SA, 7.75%, 05/15/22(b)	200	200,000
AMC Networks, Inc., 4.75%, 08/01/25	60	59,550
Clear Channel International BV, 8.75%, 12/15/20(b)	72	73,890
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.50%, 11/15/22	306	312,545
9.25%, 02/15/24(b)	195	206,700
CSC Holdings LLC:
6.75%, 11/15/21	164	175,275
5.25%, 06/01/24	41	41,615
5.38%, 02/01/28(b)	200	200,500
6.50%, 02/01/29(b)	200	213,000
DISH DBS Corp.:
6.75%, 06/01/21	11	11,341
5.88%, 07/15/22	156	150,977
5.00%, 03/15/23	23	20,700
5.88%, 11/15/24	4	3,360
Gray Television, Inc., 7.00%, 05/15/27(b)	33	35,063
Lamar Media Corp., 5.75%, 02/01/26(b)	13	13,585
MDC Partners, Inc., 6.50%, 05/01/24(b)	36	29,790
Meredith Corp., 6.88%, 02/01/26	16	16,800
Midcontinent Communications, 6.88%, 08/15/23(b)	11	11,443
Outfront Media Capital LLC, 5.88%, 03/15/25	11	11,275
Radiate Holdco LLC(b):
6.88%, 02/15/23	6	5,940
6.63%, 02/15/25	14	13,510
Sirius XM Radio, Inc.(b):
5.38%, 04/15/25	15	15,394
5.00%, 08/01/27	67	67,040
TEGNA, Inc., 5.50%, 09/15/24(b)	8	8,080
Univision Communications, Inc.(b):
6.75%, 09/15/22	1	1,015
5.13%, 05/15/23	21	19,884
5.13%, 02/15/25	23	21,419
Videotron Ltd., 5.13%, 04/15/27(b)	44	44,880

		1,984,571

Metals & Mining — 2.6%
Big River Steel LLC, 7.25%, 09/01/25(b)	21	21,951
Cleveland-Cliffs, Inc., 4.88%, 01/15/24(b)	20	19,750
Constellium NV, 5.88%, 02/15/26(b)	250	245,469

Security	Par (000)	Value

Metals & Mining (continued)
Freeport-McMoRan, Inc.:
4.00%, 11/14/21	USD 22	$22,110
3.55%, 03/01/22	60	59,325
3.88%, 03/15/23	118	116,302
4.55%, 11/14/24	39	38,415
5.40%, 11/14/34	10	9,100
5.45%, 03/15/43	159	139,127
Kaiser Aluminum Corp., 5.88%, 05/15/24	14	14,385
Steel Dynamics, Inc.:
5.50%, 10/01/24	26	26,845
4.13%, 09/15/25	28	27,370
SunCoke Energy Partners LP, 7.50%, 06/15/25(b)	9	9,112
Teck Resources Ltd., 4.50%, 01/15/21	2	2,029
United States Steel Corp.:
6.88%, 08/15/25	25	24,312
6.25%, 03/15/26	3	2,798

		778,400

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.00%, 12/15/21	12	12,315

Oil, Gas & Consumable Fuels — 10.1%
Antero Midstream Partners LP:
5.38%, 09/15/24	5	5,039
5.75%, 03/01/27(b)	4	4,060
Antero Resources Corp.:
5.13%, 12/01/22	12	12,064
5.63%, 06/01/23	10	10,137
5.00%, 03/01/25	45	44,213
Ascent Resources Utica Holdings LLC(b):
10.00%, 04/01/22	30	32,859
7.00%, 11/01/26	14	13,457
Berry Petroleum Co. LLC, 7.00%, 02/15/26(b)	38	37,620
Brazos Valley Longhorn LLC, 6.88%, 02/01/25	14	14,070
Bruin E&P Partners LLC, 8.88%, 08/01/23(b)	54	51,705
California Resources Corp., 8.00%, 12/15/22(b)	78	61,253
Callon Petroleum Co.:
6.13%, 10/01/24	26	26,130
6.38%, 07/01/26	13	13,032
Calumet Specialty Products Partners LP, 6.50%, 04/15/21	13	12,740
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23	28	27,545
8.25%, 07/15/25	23	23,690
Centennial Resource Production LLC, 6.88%, 04/01/27(b)	16	16,157
Chaparral Energy, Inc., 8.75%, 07/15/23(b)	16	10,960
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24	100	112,880
5.88%, 03/31/25	37	40,237
5.13%, 06/30/27	54	56,633
Cheniere Energy Partners LP, 5.63%, 10/01/26(b)	51	52,275

7

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corp.:
6.63%, 08/15/20	USD 28	$28,735
6.13%, 02/15/21	16	16,480
4.88%, 04/15/22	10	9,850
5.75%, 03/15/23	2	1,955
7.00%, 10/01/24	48	47,880
8.00%, 01/15/25	22	22,440
8.00%, 06/15/27	71	69,935
CNX Resources Corp., 5.88%, 04/15/22	122	121,695
Comstock Resources, Inc., 9.75%, 08/15/26(b)	17	15,640
CONSOL Energy, Inc., 11.00%, 11/15/25(b)	68	77,180
Covey Park Energy LLC, 7.50%, 05/15/25(b)	20	18,500
CrownRock LP, 5.63%, 10/15/25(b)	88	84,480
DCP Midstream Operating LP:
5.38%, 07/15/25	10	10,425
6.45%, 11/03/36(b)	17	17,425
6.75%, 09/15/37(b)	29	29,870
Denbury Resources, Inc., 9.25%, 03/31/22(b)	25	24,125
Diamondback Energy, Inc.:
4.75%, 11/01/24(b)	20	20,446
4.75%, 11/01/24	21	21,468
5.38%, 05/31/25	13	13,569
Endeavor Energy Resources LP(b):
5.50%, 01/30/26	56	57,400
5.75%, 01/30/28	49	51,327
EnLink Midstream Partners LP:
4.40%, 04/01/24	22	21,780
4.15%, 06/01/25	2	1,925
4.85%, 07/15/26	2	1,985
5.60%, 04/01/44	26	23,270
5.05%, 04/01/45	34	29,325
5.45%, 06/01/47	22	19,580
Extraction Oil & Gas, Inc.(b):
7.38%, 05/15/24	33	27,555
5.63%, 02/01/26	41	31,468
Genesis Energy LP:
6.00%, 05/15/23	3	3,022
5.63%, 06/15/24	7	6,720
6.50%, 10/01/25	11	10,698
6.25%, 05/15/26	16	15,120
Great Western Petroleum LLC, 9.00%, 09/30/21(b)	51	38,505
Gulfport Energy Corp., 6.63%, 05/01/23	17	16,490
Halcon Resources Corp., 6.75%, 02/15/25	31	18,600
Hess Infrastructure Partners LP, 5.63%, 02/15/26(b)	22	22,385
Indigo Natural Resources LLC, 6.88%, 02/15/26(b)	23	20,355
Magnolia Oil & Gas Operating LLC, 6.00%, 08/01/26(b)	3	3,030
Matador Resources Co., 5.88%, 09/15/26	63	62,843
MEG Energy Corp., 6.50%, 01/15/25(b)	61	60,096
Murphy Oil Corp.:
5.75%, 08/15/25	20	20,616
7.05%, 05/01/29	2	2,198
5.87%, 12/01/42	15	13,387

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
NGPL PipeCo LLC(b):
4.88%, 08/15/27	USD 44	$44,440
7.77%, 12/15/37	48	57,600
Northern Oil and Gas, Inc., 8.50% (8.50% Cash or 1.00% PIK), 05/15/23(e)	40	41,422
Oasis Petroleum, Inc.:
6.88%, 03/15/22	23	23,230
6.88%, 01/15/23	6	6,000
6.25%, 05/01/26(b)	37	35,243
Parsley Energy LLC(b):
6.25%, 06/01/24	15	15,506
5.38%, 01/15/25	52	51,870
5.25%, 08/15/25	6	5,910
5.63%, 10/15/27	21	20,895
PBF Holding Co. LLC, 7.25%, 06/15/25	20	20,530
PDC Energy, Inc.:
1.13%, 09/15/21(f)	2	1,862
6.13%, 09/15/24	2	2,000
5.75%, 05/15/26	15	14,663
QEP Resources, Inc.:
6.88%, 03/01/21	7	7,175
5.38%, 10/01/22	39	38,122
5.25%, 05/01/23	21	19,793
5.63%, 03/01/26	59	53,395
Range Resources Corp.:
5.88%, 07/01/22	4	4,040
5.00%, 08/15/22	4	3,960
5.00%, 03/15/23	12	11,760
4.88%, 05/15/25	12	11,130
Sanchez Energy Corp.:
7.75%, 06/15/21	155	21,506
6.13%, 01/15/23	5	675
Seven Generations Energy Ltd.(b):
6.88%, 06/30/23	2	2,055
5.38%, 09/30/25	8	7,820
SM Energy Co.:
6.13%, 11/15/22	38	38,000
5.00%, 01/15/24	14	12,950
5.63%, 06/01/25	27	24,965
6.75%, 09/15/26	16	15,340
6.63%, 01/15/27	2	1,900
Southwestern Energy Co.:
6.20%, 01/23/25	16	15,720
7.50%, 04/01/26	2	2,040
7.75%, 10/01/27	26	26,553
Sunoco LP:
4.88%, 01/15/23	28	28,445
5.50%, 02/15/26	8	7,920
6.00%, 04/15/27(b)	4	4,019
5.88%, 03/15/28	2	1,985
Tallgrass Energy Partners LP(b):
4.75%, 10/01/23	14	14,083
5.50%, 09/15/24	38	38,950
5.50%, 01/15/28	79	79,221
Targa Resources Partners LP:
5.13%, 02/01/25	55	56,100
5.88%, 04/15/26(b)	23	24,311
5.38%, 02/01/27	2	2,045
6.50%, 07/15/27(b)	36	38,835
5.00%, 01/15/28	20	19,725
6.88%, 01/15/29(b)	67	72,779

8

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
TerraForm Power Operating LLC(b):
4.25%, 01/31/23	USD 19	$18,772
5.00%, 01/31/28	30	28,950
Whiting Petroleum Corp., 6.63%, 01/15/26	34	33,320
WPX Energy, Inc.:
6.00%, 01/15/22	6	6,225
8.25%, 08/01/23	6	6,750
5.25%, 09/15/24	9	9,090

		3,062,129

Paper & Forest Products — 0.2%
Mercer International, Inc.:
6.50%, 02/01/24	15	15,338
5.50%, 01/15/26	13	12,740
Norbord, Inc., 6.25%, 04/15/23(b)	22	22,550

		50,628

Personal Products — 0.0%
Coty, Inc., 6.50%, 04/15/26(b)	10	9,775

Pharmaceuticals — 2.5%(b)
Bausch Health Americas, Inc.:
9.25%, 04/01/26	36	39,395
8.50%, 01/31/27	91	96,460
Bausch Health Cos., Inc.:
5.50%, 03/01/23	93	93,465
5.88%, 05/15/23	92	93,150
7.00%, 03/15/24	42	44,436
6.13%, 04/15/25	71	70,290
5.50%, 11/01/25	150	153,188
9.00%, 12/15/25	31	33,675
5.75%, 08/15/27	17	17,430
Catalent Pharma Solutions, Inc., 4.88%, 01/15/26	35	34,650
Elanco Animal Health, Inc., 4.90%, 08/28/28	27	28,664
Par Pharmaceutical, Inc., 7.50%, 04/01/27	53	53,742

		758,545

Professional Services — 0.5%
Jaguar Holding Co. II, 6.38%, 08/01/23(b)	153	155,869

Real Estate Management & Development — 0.2%
Five Point Operating Co. LP, 7.88%, 11/15/25(b)	16	15,320
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(b)	18	18,045
Howard Hughes Corp. (The), 5.38%, 03/15/25(b)	25	24,967
Newmark Group, Inc., 6.13%, 11/15/23	10	10,305

		68,637

Road & Rail — 0.5%(b)
Avolon Holdings Funding Ltd.:
5.13%, 10/01/23	42	42,735
5.25%, 05/15/24	31	31,930

Security	Par (000)	Value

Road & Rail (continued)
Hertz Corp. (The), 7.63%, 06/01/22	USD 45	$46,058
Park Aerospace Holdings Ltd., 5.25%, 08/15/22	27	27,672

		148,395

Semiconductors & Semiconductor Equipment — 0.7%
Advanced Micro Devices, Inc., 7.50%, 08/15/22	10	11,162
Broadcom, Inc.(b):
3.13%, 04/15/21	20	19,976
3.13%, 10/15/22	23	22,895
3.63%, 10/15/24	23	22,820
4.25%, 04/15/26	23	22,830
4.75%, 04/15/29	23	22,891
Entegris, Inc., 4.63%, 02/10/26(b)	20	19,800
Qorvo, Inc., 5.50%, 07/15/26(b)	43	44,402
Versum Materials, Inc., 5.50%, 09/30/24(b)	14	14,718

		201,494

Software — 4.4%
ACI Worldwide, Inc., 5.75%, 08/15/26(b)	76	77,805
CDK Global, Inc., 4.88%, 06/01/27	86	85,892
Change Healthcare Holdings LLC, 5.75%, 03/01/25(b)	47	46,412
Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/24(b)	105	114,450
Infor US, Inc., 6.50%, 05/15/22	218	220,998
Informatica LLC, 7.13%, 07/15/23(b)	98	99,838
Nuance Communications, Inc.:
6.00%, 07/01/24	21	21,525
5.63%, 12/15/26	29	29,795
PTC, Inc., 6.00%, 05/15/24	6	6,278
RP Crown Parent LLC, 7.38%, 10/15/24(b)	56	57,400
Solera LLC, 10.50%, 03/01/24(b)	210	227,623
Sophia LP, 9.00%, 09/30/23(b)	26	26,975
SS&C Technologies, Inc., 5.50%, 09/30/27(b)	148	149,480
Symantec Corp., 5.00%, 04/15/25(b)	35	35,052
TIBCO Software, Inc., 11.38%, 12/01/21(b)	122	129,869

		1,329,392

Specialty Retail — 0.5%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	36	37,024
Group 1 Automotive, Inc.:
5.00%, 06/01/22	14	14,035
5.25%, 12/15/23(b)	4	4,020
L Brands, Inc.:
6.88%, 11/01/35	49	42,324
6.75%, 07/01/36	5	4,200

9

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Specialty Retail (continued)
Penske Automotive Group, Inc., 5.50%, 05/15/26	USD 12	$11,820
Staples, Inc., 8.50%, 09/15/25(b)	30	32,737

		146,160

Technology Hardware, Storage & Peripherals — 0.5%
Dell International LLC, 7.13%, 06/15/24(b)	65	68,923
Western Digital Corp., 4.75%, 02/15/26	57	54,435
Xerox Corp.:
4.80%, 03/01/35	30	23,550
6.75%, 12/15/39	2	1,902

		148,810

Textiles, Apparel & Luxury Goods — 0.1%
William Carter Co. (The), 5.63%, 03/15/27(b)	15	15,506

Thrifts & Mortgage Finance — 0.3%(b)
Ladder Capital Finance Holdings LLLP, 5.25%, 10/01/25	19	18,240
Nationstar Mortgage Holdings, Inc.:
8.13%, 07/15/23	21	21,630
9.13%, 07/15/26	36	36,540

		76,410

Trading Companies & Distributors — 1.3%
Beacon Roofing Supply, Inc., 4.88%, 11/01/25(b)	2	1,890
Flexi-Van Leasing, Inc., 10.00%, 02/15/23(b)	15	13,830
Fortress Transportation & Infrastructure Investors LLC(b):
6.75%, 03/15/22	8	8,140
6.50%, 10/01/25	8	7,900
HD Supply, Inc., 5.38%, 10/15/26(b)	221	225,420
United Rentals North America, Inc.:
5.50%, 07/15/25	8	8,180
4.63%, 10/15/25	54	53,325
5.88%, 09/15/26	30	31,012
5.50%, 05/15/27	38	38,380
4.88%, 01/15/28	15	14,591

		402,668

Wireless Telecommunication Services — 2.1%
Hughes Satellite Systems Corp.:
7.63%, 06/15/21	10	10,750
5.25%, 08/01/26	15	14,888
Sprint Corp.:
7.88%, 09/15/23	101	105,797
7.13%, 06/15/24	206	209,090
7.63%, 02/15/25	40	40,800
7.63%, 03/01/26	116	117,566
T-Mobile USA, Inc.:
4.00%, 04/15/22	10	10,113
6.50%, 01/15/26	18	19,215
4.50%, 02/01/26	67	66,963
4.75%, 02/01/28	40	39,650

		634,832

Total Corporate Bonds — 84.3% (Cost: $25,492,764)		25,474,122

Security	Par (000)	Value
Floating Rate Loan Interests — 11.1%(g)
Aerospace & Defense — 0.1%
Atlantic Aviation FBO, Inc., Term Loan B, (LIBOR USD 1 Month + 3.75%), 6.25%, 11/30/25(d)	USD 5	$5,025
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 7.78%, 11/28/21	20	19,183

		24,208

Auto Components — 0.4%
Mavis Tire Express Services Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.74%, 03/15/25	7	7,221
Panther BF Aggregator 2 LP, Term Loan B, 03/18/26(h)	112	110,671

		117,892

Capital Markets — 0.2%
Travelport Finance (Luxembourg) SA, 1st Lien Term Loan, 03/18/26(h)	54	52,447

Chemicals — 0.9%
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month + 3.00%), 5.60%, 01/31/24	39	37,922
Ascend Performance Materials Operations LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 5.25%), 7.75%, 08/12/22	162	161,225
Greenrock Finance, Inc., Term Loan, (LIBOR USD 3 Month + 3.50%), 6.15%, 06/28/24	6	5,879
Invictus Co., Term Loan B26, (LIBOR USD 1 Month + 6.75%), 9.24%, 03/30/26(d)	5	5,198
Messer Industries LLC, Term Loan, 03/01/26(h)	21	20,185
Starfruit Finco BV, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.74%, 10/01/25	55	54,141

		284,550

10

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services & Supplies — 0.6%
Brand Energy & Infrastructure Services, Inc., Term Loan, (LIBOR USD 3 Month + 4.25%), 6.85% - 7.01%, 06/21/24	USD 121	$115,342
GFL Environmental, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.50%, 05/30/25	47	45,826
West Corp., Term Loan, (LIBOR USD 3 Month + 3.50%), 6.13%, 10/10/24	8	7,353

		168,521

Communications Equipment — 0.0%
CommScope, Inc., Term Loan B2, 02/06/26(h)	7	6,526

Construction & Engineering — 0.1%
SRS Distribution, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.75%, 05/23/25	37	35,074

Diversified Consumer Services — 0.0%
TierPoint LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 6.25%, 05/06/24	14	13,097

Diversified Financial Services — 0.0%
LTI Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 6.00%, 09/06/25	5	4,761
WP CPP Holdings, Term Loan B, (LIBOR USD 3 Month + 3.75%), 6.51%, 03/16/25	6	5,918

		10,679

Diversified Telecommunication Services — 0.3%
Altice France SA, Term Loan, (LIBOR USD 1 Month + 4.00%), 6.48%, 08/14/26	30	28,250
CenturyLink, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 5.25%, 01/31/25	74	72,936

		101,186

Energy Equipment & Services — 0.9%
McDermott International, Inc., Term Loan, (LIBOR USD 1 Month + 5.00%), 7.50%, 05/12/25	162	154,675
Pioneer Energy Services Corp., Term Loan, (LIBOR USD 1 Month + 7.75%), 10.23%, 11/08/22(d)	80	79,200
Weatherford International Ltd., Term Loan, (LIBOR USD 1 Month + 1.43%), 3.93%, 07/13/20	44	43,073

		276,948

Food Products — 0.0%
JBS USA Lux SA, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.98% - 5.00%, 10/30/22	8	8,042

Security	Par (000)		Value

Gas Utilities — 0.1%
Midcoast Operating LP, Term Loan, (LIBOR USD 3 Month + 5.50%), 8.10%, 06/30/25	USD 26		$25,697

Health Care Equipment & Supplies — 0.5%
Immucor, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 7.80%, 06/15/21	77		77,073
Sterigenics-Nordion Holdings LLC, Term Loan, 05/15/22(h)	70		68,642

			145,715

Health Care Providers & Services — 0.6%
AHP Health Partners, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 7.00%, 06/30/25	14		13,860
Concentra, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.50%), 8.99%, 07/25/23	22		22,000
Dentalcorp Perfect Smile ULC, Delayed Draw Term Loan, (LIBOR USD 1 Month + 3.75%), 6.25%, 05/31/25(d)	—	(i)	1
Envision Healthcare Corp., Term Loan, (LIBOR USD 1 Month + 3.75%), 6.25%, 10/10/25	80		74,298
Gentiva Health Services, Inc., Term Loan, (LIBOR USD 1 Month + 7.00%), 9.50%, 07/02/26	5		5,583
Gentiva Health Services, Inc., Term Loan U, (LIBOR USD 1 Month + 3.75%), 6.25%, 07/02/25(d)	25		25,186
Quorum Health Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 6.75%), 9.25%, 04/29/22	20		19,590
Team Health Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 5.25%, 02/06/24	11		10,196

			170,714

Health Care Technology — 0.3%
Athenahealth, Inc., Term Loan B, (LIBOR USD 3 Month + 4.50%), 7.20%, 02/05/26	98		96,530

Hotels, Restaurants & Leisure — 0.4%
IRB Holding Corp., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.74%, 02/05/25	20		19,173
Stars Group Holdings BV, Term Loan, (LIBOR USD 3 Month + 3.50%), 6.10%, 07/10/25	113		112,215

			131,388

11

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Industrial Conglomerates — 0.5%
Accudyne Industries LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.50%, 08/18/24	USD 38	$38,036
PSAV Holdings LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 3.25%), 5.66% - 5.88%, 02/21/25	12	11,553
PSAV Holdings LLC, 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 9.99%, 09/01/25(d)	7	6,661
Uber Technologies, Inc., Term Loan, (LIBOR USD 1 Month + 4.00%), 6.49%, 03/14/25	44	43,659
Vertiv Co., Term Loan B, (LIBOR USD 3 Month + 4.00%), 6.63%, 11/30/23	40	37,708

		137,617

Insurance — 0.4%
Asurion LLC, 2nd Lien Term Loan B2, (LIBOR USD 1 Month + 6.50%), 9.00%, 08/04/25	46	46,556
Sedgwick, 1st Lien Term Loan, 12/31/25(h)	62	60,466

		107,022

Interactive Media & Services — 0.1%
Getty Images, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 7.00%, 02/19/26	21	20,764

IT Services — 0.7%
Boxer Parent Co., Inc., Term Loan B, 10/02/25(h)	9	9,261
CCC Information Services, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.75%), 9.25%, 04/28/25	4	3,965
Deck Chassis Acquisition, Inc., Term Loan, (LIBOR USD 3 Month + 6.00%), 8.69%, 06/15/23(d)	3	2,719
Mitchell International, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.75%, 11/29/24	21	19,736
Mitchell International, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.25%), 9.75%, 12/01/25	10	9,725
Peak 10 Holding Corp., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 9.99%, 08/01/25	7	6,137
Renaissance Learning, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.75%, 05/24/25	7	6,814
SS&C Technologies Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.75%, 04/16/25	17	17,085
SS&C Technologies, Inc., 1st Lien Term Loan B5, (LIBOR USD 1 Month + 2.25%), 4.75%, 04/16/25	22	21,681
Verscend Holding Corp., Term Loan B, (LIBOR USD 1 Month + 4.50%), 7.00%, 08/27/25	126	124,686

		221,809

Security	Par (000)	Value

Machinery — 0.2%
Altra Industrial Motion Corp., Term Loan, 09/26/25(h)	USD 8	$7,989
Titan Acquisition Ltd., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.50%, 03/28/25	64	58,963

		66,952

Media — 0.8%
Ascend Learning LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.50%, 07/12/24	7	6,737
Intelsat Jackson Holdings SA, Term Loan:
(LIBOR USD 1 Month + 3.75%), 6.24%, 11/27/23	8	8,266
(LIBOR USD 6 Month + 6.63%), 6.63%, 01/02/24	164	164,128
(LIBOR USD 1 Month + 4.50%), 6.99%, 01/02/24	31	31,208
Xplornet Communications, Inc., Term Loan, (LIBOR USD 3 Month + 4.00%), 6.60%, 09/09/21(d)	18	17,759

		228,098

Multiline Retail — 0.1%
Neiman Marcus Group Ltd. LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.73%, 10/25/20	28	26,301

Multi-Utilities — 0.0%
Exgen Renewables IV LLC, Term Loan, (LIBOR USD 3 Month + 3.00%), 5.63%, 11/28/24	9	8,253

Oil, Gas & Consumable Fuels — 0.5%
BCP Raptor II LLC, Term Loan, (LIBOR USD 3 Month + 4.75%), 7.37%, 10/22/25	9	8,487
California Resources Corp., Term Loan:
(LIBOR USD 1 Month + 10.38%), 12.87%, 12/31/21	55	57,669
(LIBOR USD 1 Month + 4.75%), 7.25%, 12/31/22	90	88,645
Gavilan Resources LLC, 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.00%), 8.49%, 03/01/24	14	11,057

		165,858

Pharmaceuticals — 0.3%
Bausch Health Co., Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.48%, 06/02/25	34	33,910
Endo Pharmaceuticals, Inc., Term Loan B, 04/29/24(h)	38	36,992
Valeant Pharmaceuticals International, Inc., Term Loan, 11/14/25(h)	16	16,093

		86,995

Professional Services — 0.1%
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B, (LIBOR USD 1 Month + 5.00%), 7.49%, 02/06/26	47	46,354

12

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software — 1.3%
Financial & Risk US Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.75%), 6.25%, 10/01/25	USD 299	$289,746
Infor US, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 5.25%, 02/01/22	10	9,813
Kronos, Inc., 2nd Lien Term Loan B, (LIBOR USD 3 Month + 8.25%), 10.99%, 11/01/24	63	63,321
McAfee LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 6.25%, 09/30/24	5	4,727
PowerSchool Group LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 3.25%), 5.99%, 07/31/25	9	8,697
SS&C Technologies Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.75%, 04/16/25	12	11,831

		388,135

Wireless Telecommunication Services — 0.7%
Ligado Networks LLC, Term Loan, (LIBOR USD 3 Month + 12.50%), 15.11%, 12/07/20	77	18,642
New Lightsquared LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 0.00%), 11.35%, 12/07/20	183	133,596
Sprint Communications, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.50%, 02/02/24(d)	48	47,102

		199,340

Total Floating Rate Loan Interests — 11.1% (Cost: $3,496,631)		3,372,712

Preferred Securities — 2.6%

Capital Trusts — 1.9%(g)(j)

Banks — 1.8%
Bank of America Corp.:
Series X, 6.25%	66	69,960
Series Z, 6.50%	45	48,827
Series AA, 6.10%	116	122,741
CIT Group, Inc., Series A, 5.80%	26	25,740
JPMorgan Chase & Co.:
Series V, 5.00%	65	64,642
Series Q, 5.15%	20	20,139
Series R, 6.00%	5	5,213
Series U, 6.13%	7	7,342
Series X, 6.10%	78	81,900
Wells Fargo & Co., Series U, 5.87%	72	76,932

		523,436

Security	Par (000)	Value

Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The), Series P, 5.00%	USD 13	$12,009
Morgan Stanley, Series H, 5.45%	27	27,067

		39,076

Total Capital Trusts — 1.9% (Cost: $555,101)		562,512

	Shares

Trust Preferreds — 0.7%

Banks — 0.7%
GMAC Capital Trust I, Series 2, 8.47%, 02/15/40(g)	8,676	225,923

Total Trust Preferreds — 0.7% (Cost: $227,891)		225,923

Total Preferred Securities — 2.6% (Cost: $782,992)		788,435

Total Long-Term Investments — 99.2% (Cost: $30,204,029)		29,994,308

Short-Term Securities — 1.5%(k)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.37%(l)	420,234	420,234
JPMorgan US Treasury Plus Money Market Fund, Agency Class, 2.26%	29,915	29,915

Total Short-Term Securities — 1.5% (Cost: $450,149)		450,149

Total Investments — 100.7% (Cost: $30,654,178)		30,444,457

Liabilities in Excess of Other Assets — (0.7)%		(220,613)

Net Assets — 100.0%		$30,223,844

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Convertible security.
(g)	Variable rate security. Rate shown is the rate in effect as of period end.
(h)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

13

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield Portfolio

(i)	Amount is less than $500.
(j)	Perpetual security with no stated maturity date.
(k)	Annualized 7-day yield as of period end.
(l)

During the period ended March 31, 2019, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,355,813	(935,579)	420,234	$420,234	$4,573	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	282,000	USD	316,299	ANZ Banking Group Ltd.	04/04/19	$88

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CenturyLink, Inc.	1.00%	Quarterly	Barclays Bank plc	12/20/23	B+	USD	8	$(820)	$(580)	$(240)
Chesapeake Energy Corp.	5.00%	Quarterly	Barclays Bank plc	12/20/23	B+	USD	8	(80)	14	(94)
Chesapeake Energy Corp.	5.00%	Quarterly	Barclays Bank plc	12/20/23	B+	USD	16	(160)	142	(302)
CenturyLink, Inc.	1.00%	Quarterly	Barclays Bank plc	06/20/25	B+	USD	6	(1,011)	(991)	(20)

								$(2,071)	$(1,415)	$(656)

(a)	Using S&P Global Ratings (“S&P”) of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Glossary of Terms Used in this Report

Currency

EUR	Euro

USD	United States Dollar

Portfolio Abbreviations

LIBOR	London Interbank Offered Rate

PIK	Pay-In-Kind

S&P	S&P Global Ratings

14

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$359,039	$—	$—	$359,039
Corporate Bonds(a)	—	25,474,122	—	25,474,122
Floating Rate Loan Interests:
Aerospace & Defense	—	19,183	5,025	24,208
Auto Components	—	117,892	—	117,892
Capital Markets	—	52,447	—	52,447
Chemicals	—	279,352	5,198	284,550
Commercial Services & Supplies	—	168,521	—	168,521

15

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield Portfolio

	Level 1	Level 2	Level 3	Total
Communications Equipment	$—	$6,526	$—	$6,526
Construction & Engineering	—	35,074	—	35,074
Diversified Consumer Services	—	13,097	—	13,097
Diversified Financial Services	—	10,679	—	10,679
Diversified Telecommunication Services	—	101,186	—	101,186
Energy Equipment & Services	—	197,748	79,200	276,948
Food Products	—	8,042	—	8,042
Gas Utilities	—	25,697	—	25,697
Health Care Equipment & Supplies	—	145,715	—	145,715
Health Care Providers & Services	—	145,527	25,187	170,714
Health Care Technology	—	96,530	—	96,530
Hotels, Restaurants & Leisure	—	131,388	—	131,388
Industrial Conglomerates	—	130,956	6,661	137,617
Insurance	—	107,022	—	107,022
Interactive Media & Services	—	20,764	—	20,764
IT Services	—	219,090	2,719	221,809
Machinery	—	66,952	—	66,952
Media	—	210,339	17,759	228,098
Multiline Retail	—	26,301	—	26,301
Multi-Utilities	—	8,253	—	8,253
Oil, Gas & Consumable Fuels	—	165,858	—	165,858
Pharmaceuticals	—	86,995	—	86,995
Professional Services	—	46,354	—	46,354
Software	—	388,135	—	388,135
Wireless Telecommunication Services	—	152,238	47,102	199,340
Preferred Securities:
Banks	225,923	523,436	—	749,359
Capital Markets	—	39,076	—	39,076
Short-Term Securities	450,149	—	—	450,149

	$1,035,111	$29,220,495	$188,851	$30,444,457

Derivative Financial Instruments(b)
Assets:
Foreign currency exchange contracts	$—	$88	$—	$88
Liabilities:
Credit contracts	—	(656)	—	(656)

	$—	$(568)	$—	$(568)

(a)	See above Schedule of Investments for values in each industry.
(b)

Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

16

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield Portfolio

During the period ended March 31, 2019, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Floating Rate Loan Interests	Total
Investments:
Assets:
Opening Balance, as of December 31, 2018	$568,189	$568,189
Transfers into Level 3	77,831	77,831
Transfers out of Level 3	(377,576)	(377,576)
Accrued discounts/premiums	193	193
Net realized gain (loss)	(1,667)	(1,667)
Net change in unrealized appreciation (depreciation)(a)	7,053	7,053
Purchases	31	31
Sales	(85,203)	(85,203)

Closing Balance, as of March 31, 2019	$188,851	$188,851

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2019(a)	$3,217	$3,217

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

17